Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—10.4%
4,370	[1]	AMC Networks, Inc.	$190,314
24,694		AT&T, Inc.	950,472
7,597	[1]	Alphabet, Inc., Class A	9,563,104
110		Cable One, Inc.	145,791
16,597	[1]	Charter Communications, Inc.	7,765,072
20,698	[1]	Facebook, Inc.	3,966,772
86,737	[1]	Live Nation Entertainment, Inc.	6,114,958
43,653	[1]	MSG Networks, Inc.	707,615
16,252	[1]	Take-Two Interactive Software, Inc.	1,955,928
41,807		Verizon Communications, Inc.	2,528,069
		TOTAL	33,888,095
		Consumer Discretionary—11.1%
490	[1]	Amazon.com, Inc.	870,563
12,149	[1]	American Outdoor Brands Corp.	86,015
2,347	[1]	AutoZone, Inc.	2,685,860
8,736	[2]	Bed Bath & Beyond, Inc.	119,683
9,895	[1]	Burlington Stores, Inc.	1,901,522
1,249	[1]	Chipotle Mexican Grill, Inc.	971,922
2,548	[1]	Crocs, Inc.	89,154
17,549		Dunkin' Brands Group, Inc.	1,379,702
74,601		eBay, Inc.	2,629,685
35,142		Expedia Group, Inc.	4,802,506
35,900		Ford Motor Co.	308,381
9,671	[1]	Fossil, Inc.	105,220
15,062		Goodyear Tire & Rubber Co.	239,034
15,827		Harley-Davidson, Inc.	615,829
844		Hasbro, Inc.	82,130
13,204		Hilton Worldwide Holdings, Inc.	1,280,260
1,665		Home Depot, Inc.	390,576
4,881		Kohl's Corp.	250,200
3,400	[1]	Libbey, Inc.	6,120
27,049		Lowe's Cos., Inc.	3,018,939
5,328	[1]	Lululemon Athletica, Inc.	1,088,351
1,347		McDonald's Corp.	264,955
1,517	[1]	Planet Fitness, Inc.	96,572
4,504		Pulte Group, Inc.	176,737
9,396	[1,2]	RH	1,707,253
5,306		Ralph Lauren Corp.	509,694
18,906		Starbucks Corp.	1,598,691
10,551	[1,2]	Tailored Brands, Inc.	48,957
18,821		Target Corp.	2,012,153
26,258	[1]	Tempur Sealy International, Inc.	2,388,165
8,419		Toll Brothers, Inc.	334,824
7,554		Tupperware Brands Corp.	72,745
31,450		Wyndham Destinations, Inc.	1,459,594
27,205		Yum! Brands, Inc.	2,767,021
		TOTAL	36,359,013

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—5.6%
15,450		Church and Dwight, Inc.	$1,080,573
13,269		Colgate-Palmolive Co.	910,253
700		Costco Wholesale Corp.	207,977
31,562	[1,2]	Dean Foods Co.	30,931
26,161		Estee Lauder Cos., Inc., Class A	4,873,009
7,300		Fresh Del Monte Produce, Inc.	232,870
2,606		Hershey Foods Corp.	382,743
2,069		Ingredion, Inc.	163,451
57,196		Kimberly-Clark Corp.	7,600,205
5,599		Kraft Heinz Co./The	181,016
16,514		Lamb Weston Holdings, Inc.	1,288,753
2,599		PepsiCo, Inc.	356,505
1,236		Procter & Gamble Co.	153,894
8,969		Sysco Corp.	716,354
		TOTAL	18,178,534
		Energy—2.8%
2,828	[1]	Chaparral Energy, Inc.	2,651
798		Chevron Corp.	92,680
18,778		ConocoPhillips	1,036,546
105,290		EOG Resources, Inc.	7,297,650
2,551		Helmerich & Payne, Inc.	95,662
14,747		HollyFrontier Corp.	810,200
		TOTAL	9,335,389
		Financials—13.6%
1,856	[1]	Alleghany Corp.	1,444,506
79,093		Allstate Corp.	8,417,077
9,453		American Express Co.	1,108,648
49,704		American International Group, Inc.	2,632,324
18,117		Ameriprise Financial, Inc.	2,733,674
7,709	[1]	Athene Holding Ltd.	334,185
19,891		Bank of America Corp.	621,992
3,052		BlackRock, Inc.	1,409,108
6,683		Capital One Financial Corp.	623,190
66,976		Citigroup, Inc.	4,812,895
30,146		Citizens Financial Group, Inc.	1,059,933
2,417		Discover Financial Services	193,988
9,113		Everest Re Group Ltd.	2,342,861
29,600		Fifth Third Bancorp	860,768
11,261	[1]	Green Dot Corp.	324,767
17,200		Huntington Bancshares, Inc.	243,036
2,350		Intercontinental Exchange, Inc.	221,652
6,409		JPMorgan Chase & Co.	800,612
30,200		KeyCorp	542,694
11,250		LPL Investment Holdings, Inc.	909,450
1,578		MSCI, Inc., Class A	370,136
22,453		MetLife, Inc.	1,050,576
991		NASDAQ, Inc.	98,872
25,900		Navient Corp.	356,643
30,652		Popular, Inc.	1,669,308
1,810		Principal Financial Group, Inc.	96,618
28,463		Progressive Corp., OH	1,983,871

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
31,485		Prudential Financial, Inc.	$2,869,543
1,216		Reinsurance Group of America	197,564
18,706		RenaissanceRe Holdings Ltd.	3,501,389
1,748		S&P Global, Inc.	450,967
2,323		The Hartford Financial Services Group, Inc.	132,597
		TOTAL	44,415,444
		Health Care—13.8%
22,725	[1]	Alexion Pharmaceuticals, Inc.	2,395,215
1,153	[1]	Amedisys, Inc.	148,183
14,783		AmerisourceBergen Corp.	1,262,172
1,351		Amgen, Inc.	288,101
7,979		Anthem, Inc.	2,146,989
16,714		Baxter International, Inc.	1,281,964
6,994	[1]	Biogen, Inc.	2,089,178
1,878		Chemed Corp.	739,763
1,911		Dentsply Sirona, Inc.	104,685
14,675		Eli Lilly & Co.	1,672,216
40,758		HCA Healthcare, Inc.	5,442,823
1,162	[1]	IDEXX Laboratories, Inc.	331,182
3,200	[1]	IQVIA Holdings, Inc.	462,144
15,052	[1]	Incyte Genomics, Inc.	1,263,164
230	[1]	Intuitive Surgical, Inc.	127,178
14,274	[1]	Jazz Pharmaceuticals PLC	1,793,243
16,435		McKesson Corp.	2,185,855
10,337	[1]	Medicines Co.	542,589
29,213		Medtronic PLC	3,181,296
4,765	[1]	Molina Healthcare, Inc.	560,555
1,633	[1]	Orthofix Medical, Inc.	68,635
359	[1]	Regeneron Pharmaceuticals, Inc.	109,954
5,284	[1]	Repligen Corp.	420,025
32,734		Stryker Corp.	7,079,382
16,248	[1]	Veeva Systems, Inc.	2,304,454
13,756	[1]	Vertex Pharmaceuticals, Inc.	2,689,023
34,904		Zoetis, Inc.	4,464,920
		TOTAL	45,154,888
		Industrials—8.8%
9,100		AGCO Corp.	697,879
6,465		Allison Transmission Holdings, Inc.	281,939
7,456	[1]	Cimpress NV	985,087
5,645	[1]	CoStar Group, Inc.	3,102,040
19,763		Delta Air Lines, Inc.	1,088,546
5,086		Deluxe Corp.	263,607
10,058		Fluor Corp.	162,034
1,696		GATX Corp.	134,917
41,740		Heico Corp.	5,148,212
21,800	[1]	Jet Blue Airways Corp.	420,740
6,829		Kennametal, Inc.	211,358
7,311		L3Harris Technologies, Inc.	1,508,333
7,809		Lennox International, Inc.	1,931,634
25,327		Lockheed Martin Corp.	9,540,174
14,360	[1]	SPX Corp.	653,954

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,016		SkyWest, Inc.	$179,603
624	[1]	Teledyne Technologies, Inc.	205,670
203	[1]	Transdigm Group, Inc.	106,835
2,386		TransUnion	197,131
8,090	[1]	United Airlines Holdings, Inc.	734,896
9,936		United Parcel Service, Inc.	1,144,329
3,060	[1]	WESCO International, Inc.	153,459
		TOTAL	28,852,377
		Information Technology—21.8%
4,641	[1]	Adobe, Inc.	1,289,873
4,811	[1]	Akamai Technologies, Inc.	416,151
26,340	[1]	Ansys, Inc.	5,798,751
16,424		Apple, Inc.	4,085,634
47,046		Automatic Data Processing, Inc.	7,632,273
17,072		Booz Allen Hamilton Holding Corp.	1,201,357
1,623		CDW Corp.	207,598
72,561	[1]	Cadence Design Systems, Inc.	4,741,861
32,221		DXC Technology Co.	891,555
535	[1]	EPAM Systems, Inc.	94,139
3,822	[1]	Fair Isaac & Co., Inc.	1,162,041
541	[1]	FleetCor Technologies, Inc.	159,173
19,432	[1]	Fortinet, Inc.	1,584,874
47,848		Global Payments, Inc.	8,094,925
44,378		HP, Inc.	770,846
1,578	[1]	Inphi Corp.	113,427
17,267		Intel Corp.	976,103
12,381		Intuit, Inc.	3,188,107
6,413		KLA Corp.	1,084,054
1,462	[1]	Keysight Technologies, Inc.	147,530
27,375		Mastercard, Inc.	7,577,674
26,542		Microsoft Corp.	3,805,327
16,858		Motorola, Inc.	2,803,823
6,027		Paychex, Inc.	504,098
15,435	[1]	Paycom Software, Inc.	3,264,966
6,423	[1]	PayPal Holdings, Inc.	668,634
10,065	[1]	Salesforce.com, Inc.	1,575,072
4,200	[1]	Sanmina Corp.	129,066
7,070	[1]	Synopsys, Inc.	959,752
11,290		Universal Display Corp.	2,260,032
27,428		Vishay Intertechnology, Inc.	552,674
11,900	[1]	WEX, Inc.	2,251,242
11,593		Western Digital Corp.	598,778
18,900		Western Union Co.	473,634
		TOTAL	71,065,044
		Materials—3.5%
40,800		Domtar, Corp.	1,484,712
132,422		DuPont de Nemours, Inc.	8,727,934
37,454		Mosaic Co./The	744,585
760		Royal Gold, Inc.	87,734
2,699		Scotts Miracle-Gro Co.	270,953
		TOTAL	11,315,918

Shares		Value
	COMMON STOCKS—continued
	Real Estate—4.2%
7,677	American Tower Corp.	$1,674,200
10,403	Crown Castle International Corp.	1,443,832
5,365	Essex Property Trust, Inc.	1,755,053
4,637	Mid-American Apartment Communities, Inc.	644,497
1,336	Realty Income Corp.	109,271
23,284	SBA Communications, Corp.	5,603,295
13,036	SL Green Realty Corp.	1,089,810
2,057	UDR, Inc.	103,364
21,644	Ventas, Inc.	1,409,024
	TOTAL	13,832,346
	Utilities—2.3%
24,600	AES Corp.	419,430
43,908	Consolidated Edison Co.	4,049,196
30,424	Exelon Corp.	1,383,988
18,501	NiSource, Inc.	518,768
2,481	Pinnacle West Capital Corp.	233,512
31,946	Vistra Energy Corp.	863,500
	TOTAL	7,468,394
	TOTAL COMMON STOCKS (IDENTIFIED COST $300,723,184)	319,865,442
	INVESTMENT COMPANIES—2.1%
553,083	Federated Government Obligations Fund, Premier Shares, 1.75%[3]	553,083
6,217,023	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.93%[3]	6,218,889
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $6,771,808)	6,771,972
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $307,494,992)	326,637,414
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(56,178)
	TOTAL NET ASSETS—100%	$326,581,236
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2019	491,528	7,701,438	8,192,966
Purchases/Additions	7,938,344	19,276,644	27,214,988
Sales/Reductions	(7,876,789)	(20,761,059)	(28,637,848)
Balance of Shares Held 10/31/2019	553,083	6,217,023	6,770,106
Value	$553,083	$6,218,889	$6,771,972
Change in Unrealized Appreciation/Depreciation	N/A	$164	$164
Net Realized Gain/(Loss)	N/A	$(281)	$(281)
Dividend Income	$ 3,921	$13,068	$ 16,989
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

As of October 31, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$510,593	$553,083
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.